Employee numbers and costs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Employee numbers and costs
Monthly average number of persons employed | employee	8	6	4
Wages and salaries	$ 2,287,458	$ 1,527,776	$ 935,081
Social security and other employer costs	252,040	67,410	60,604
Share based payments	1,120,374	119,845	150,881
Short term benefits	$ 3,659,872	$ 1,715,031	$ 1,146,566
Executive
Employee numbers and costs
Monthly average number of persons employed | employee	1	2	2
Key management personnel
Employee numbers and costs
Monthly average number of persons employed | employee	7	4	2